Acquisitions and Dispositions - 2014 Acquisitions Purchase Price Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Nov. 21, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 3,013.7	$ 3,085.2	$ 4,108.3		$ 1,183.1
Total liabilities	$ (2.2)		$ (6.6)
Bally Acquisition
Business Acquisition [Line Items]
Cash and cash equivalents				$ 59.9
Restricted cash				16.0
Accounts receivable				217.1
Notes receivable				22.0
Inventories				134.0
Deferred income taxes, current portion				32.4
Prepaid expenses, deposits and other current assets				71.6
Property and equipment				335.3
Goodwill				2,956.1
Restricted long-term cash and investments				19.3
Intangible assets				1,800.3
Software				308.3
Other assets				61.8
Total assets				6,034.1
Long-term debt, including amounts due within one year				(1,882.9)
Accounts payable				(33.0)
Accrued liabilities				(133.7)
Deferred income taxes				(747.0)
Other long-term liabilities				(37.0)
Total liabilities				(2,833.6)
Total equity purchase price				$ 3,200.5